LEASES (Tables)	12 Months Ended
May 31, 2024
Leases
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION AND NON CASH ACTIVITY RELATED TO LEASE

Supplemental cash flow information and non-cash activity related to leases include the following in the years ended May 31:

	2024	2023
Cash paid on operating lease liabilities	$40,827	$34,025
Right of use assets acquired under operating leases	$37,319	$38,641

SCHEDULE OF LEASE TERMS AND DISCOUNT RATES	Lease terms and assumed discount rates are as follows:
	May 31, 2024	May 31, 2023
Average lease term	1.6 years	1.6 years
Discount rate	10%	10%

SCHEDULE OF MINIMUM LEASE PAYMENTS

Minimum lease payments under leases with terms greater than one year are as follows:

Year	Amount
Year ending May 31, 2025	$42,052
Year ending May 31, 2026	24,954
Total	67,006
Less imputed interest	(4,792)
Lease liability	$62,214